Income Taxes - Schedule of Taxable Income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 1,749,051
Adjustment for differences in provincial income tax pools	(136,716)	[1]
Combined federal and provincial income tax pools	1,612,335
Undepreciated capital cost [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 193,587
Undepreciated capital cost [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	7.00%
Undepreciated capital cost [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	55.00%
Canadian oil and gas property expenditures [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	10.00%
Total federal income tax pools, Amount	$ 54,373
Canadian development expenditures [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	30.00%
Total federal income tax pools, Amount	$ 90,251
Non-capital and other losses carried forward [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	100.00%	[2]
Total federal income tax pools, Amount	$ 1,378,333	[2]
Other [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 32,507

[1]	Provincial non-capital losses carried forward are approximately $397.4 million less than federal non-capital losses.
[2]	Other losses include restricted interest and finance expenses that are fully deductible against eligible income.